Deposits - Schedule of Maturities of Certificates of Deposit (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
2017	$ 1,335,041
2018	507,162
2019	96,509
2020	83,623
2021	60,468
2022 and thereafter	48,404
Total time deposits	$ 2,131,207	$ 2,124,623